Taxes - Expense Recognized in OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Unrealized gain (loss) on cash flow hedges	$ 871	$ (391)	$ (293)
Exchange differences on translation of foreign operations	4,758	(1,667)	(2,647)
Remeasurements of the net defined benefit liability	(208)	(371)	287
Share of the other comprehensive income of equity accounted investees	(2,597)	288	989
Total income tax benefit recognized in OCI	$ 2,824	$ (2,141)	$ (1,664)